Income Taxes - Reconciliation of Unrecognized Tax Benefits (Excluding Interest and Penalties) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 25	$ 52	$ 57
Additions for tax positions of the current year	2	2	1
Additions for tax positions of prior years	1	1	10
Reductions for tax positions of prior years		(1)	(2)
Settlements with tax authorities	(2)	(28)	(8)
Expiration of the statute of limitations			(2)
Foreign currency translation	(4)	(1)	(4)
Balance at end of year	$ 22	$ 25	$ 52